Notes Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 12,604	$ 15,148
Short-Term Notes Payable [Member]
Total		2,152
Short-Term Notes Payable 1 [Member]
Total		8,000
Short-Term Notes Payable 2 [Member]
Total		2,848
Short-Term Notes Payable 3 [Member]
Total		$ 2,148